CONTRACT LIABILITY	6 Months Ended
Dec. 31, 2025
CONTRACT LIABILITY
CONTRACT LIABILITY

NOTE 16. CONTRACT LIABILITY

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Contract liability	¥4,719,255	¥1,273,179	$182,062
Total	¥4,719,255	¥1,273,179	$182,062

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Related Parties		(Unaudited)	(Unaudited)
Contract liability from unconsolidated entities	¥—	¥400,000	$57,199
Total	¥—	¥400,000	$57,199

The movement in Contract labilities due to third parties is as follows:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Balance at beginning of the period	¥1,820,481	¥4,719,255	$674,844
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(761,824)	(3,634,599)	(519,740)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	3,660,598	188,523	26,958
Balance at end of the period	¥4,719,255	¥1,273,179	$182,062

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Related Parties		(Unaudited)	(Unaudited)
Balance at beginning of the period	¥—	¥—	$—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	400,000	57,199
Balance at end of the period	¥—	¥400,000	$57,199